Shareholders' equity and share-based payments - Expense (Details) $ in Millions				12 Months Ended
	Jun. 11, 2020 € / shares shares	Jun. 06, 2019 € / shares shares	May 03, 2018 € / shares shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Share-based payments
Share-based expense					$ 214	$ 233	$ 315
TOTAL performance share plans
Share-based payments
Share-based expense					176	180	264
SunPower Plans
Share-based payments
Share-based expense					26	26	21
Capital increase reserved for employees
Share-based payments
Share-based expense					$ 12	$ 27	$ 30
Assumptions used for the valuation of the cost of the capital
Reference price | € / shares				€ 32.75
Subscription price | € / shares	€ 26.20	€ 40.10	€ 37.20	€ 26.20
Number of shares | shares	12,952,925	9,845,111	9,174,817		13,160,000
Risk-free interest rate (as a percent)					(0.392%)
Employees loan financing rate (as a percent)					4.73%
Non-transferability cost (as a percent)					19.27%
Trading period to determine subscription price					20 days
Subscription price discount (as a percent)					20.00%
Consumer's credit rate term for employees loan financing rate					5 years